Consolidated schedule of investments
Nomura VIP High Income Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 2.57%
720 East CLO Series 2022-1A ER 144A 9.568% (TSFR03M + 5.90%, Floor 5.90%) 1/20/38 #, •	1,000,000	$ 935,861
ABPCI Direct Lending Fund CLO II Series 2017-1A DRR 144A 7.818% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	249,158
AGL CLO 32 Series 2024-32A E 144A 9.42% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	550,000	513,316
AIMCO CLO 15 Series 2021-15A ER 144A 8.268% (TSFR03M + 4.60%, Floor 4.60%) 4/17/38 #, •	650,000	593,376
AIMCO CLO 18 Series 2022-18A ER 144A 9.168% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	300,000	290,374
ARES Loan Funding III Series 2022-ALF3A ER 144A 9.768% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	498,125
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 7.518% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,001,456
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.008% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	550,000	509,179
Barings CLO Series 2024-5A D2 144A 7.772% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	976,998
BBAM US CLO III Series 2023-3A DR 144A 8.872% (TSFR03M + 5.20%, Floor 5.20%) 10/15/38 #, •	1,200,000	1,154,069
Carlyle US CLO Series 2021-11A ER 144A 10.168% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	550,000	505,469
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Cedar Funding IX CLO Series 2018-9A ER 144A 11.198% (TSFR03M + 7.53%, Floor 7.53%) 7/20/37 #, •	1,000,000	$ 951,022
Clover CLO Series 2021-3A ER 144A 8.568% (TSFR03M + 4.90%, Floor 4.90%) 1/25/35 #, •	1,000,000	927,641
Elmwood CLO 17 Series 2022-4A ER 144A 9.368% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	550,000	510,865
Empower CLO Series 2022-1A ER 144A 9.568% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	1,000,000	910,040
Golub Capital Partners CLO 62B Series 2022-62A ER 144A 10.072% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	350,000	322,263
Golub Capital Partners CLO 76B Series 2024-76A E 144A 9.418% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	350,000	327,975
Invesco US CLO Series 2023-4A ER 144A 9.418% (TSFR03M + 5.75%, Floor 5.75%) 1/18/39 #, •	400,000	392,320
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.372% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	440,000	409,484
OCP CLO Series 2019-17A ER2 144A 9.918% (TSFR03M + 6.25%, Floor 6.25%) 7/20/37 #, •	1,050,000	986,268
OFSI BSL XIV CLO Series 2024-14A E 144A 11.408% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	600,000	549,168
Park Blue CLO Series 2022-1A ER 144A 10.758% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	650,000	595,911
NQ- IV093 [0326] 0526 (5459551)    1

Consolidated schedule of investments
Nomura VIP High Income Series
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Silver Point CLO 5 Series 2024-5A E 144A 10.068% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	$ 819,712
Sound Point CLO Series 2025-1RA E 144A 11.236% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	450,386
Symphony CLO 39 Series 2023-39A ER 144A 9.168% (TSFR03M + 5.50%, Floor 5.50%) 1/25/38 #, •	1,250,000	1,154,224
TCW CLO
Series 2022-1A ER 144A 10.168% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	750,000	689,774
Series 2024-2A E 144A 10.918% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	700,000	650,417
Series 2024-3A E 144A 10.268% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	700,000	644,983

Wellfleet CLO Series 2022-1A ER 144A 11.422% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	700,000	623,779
Total Collateralized Loan Obligations (cost $20,501,658)		19,143,613

Convertible Bond — 0.49%
Leisure — 0.49%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	4,000,544	3,631,644
Total Convertible Bond (cost $3,975,305)		3,631,644

Corporate Bonds — 82.57%
Automotive — 4.57%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	6,413,450
American Axle & Manufacturing 144A 7.75% 10/15/33 #	857,000	834,815
Clarios Global
144A 6.75% 2/15/30 #	2,984,000	3,053,244
144A 6.75% 9/15/32 #	1,965,000	1,981,958

Garrett Motion Holdings 144A 7.75% 5/31/32 #	5,970,000	6,185,427
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Automotive (continued)

Goodyear Tire & Rubber 6.625% 7/15/30	2,695,000	$ 2,637,595
Nissan Motor 144A 8.125% 7/17/35 #	3,110,000	3,202,495
Phinia 144A 6.625% 10/15/32 #	1,948,000	1,984,128
Wand NewCo 3 144A 7.625% 1/30/32 #	3,798,000	3,885,476
ZF North America Capital 144A 7.50% 3/24/31 #	3,930,000	3,863,544
		34,042,132
Banking — 2.52%
Banco Santander 8.00% 2/1/34 μ, ψ	5,800,000	6,118,756
Bank of Montreal 7.70% 5/26/84 μ	2,850,000	2,928,817
Barclays 9.625% 12/15/29 μ, ψ	5,415,000	5,909,417
Royal Bank of Canada 6.50% 11/24/85 μ	3,930,000	3,800,291
		18,757,281
Basic Industry — 6.63%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	3,865,000	3,993,036
Arsenal AIC Parent 144A 8.00% 10/1/30 #	6,010,000	6,264,926
Celanese US Holdings 7.375% 2/15/34	3,905,000	4,004,144
Chemours 144A 7.875% 3/15/34 #	1,955,000	1,956,367
Cleveland-Cliffs
144A 7.00% 3/15/32 #	3,285,000	3,182,515
144A 7.625% 1/15/34 #	2,420,000	2,366,561

Constellium 144A 6.375% 8/15/32 #	1,660,000	1,679,256
Fortescue Treasury 144A 5.875% 4/15/30 #	3,340,000	3,383,081
K Hovnanian Enterprises 144A 8.375% 10/1/33 #	2,740,000	2,712,757
Mineral Resources 144A 9.25% 10/1/28 #	1,105,000	1,145,910
NOVA Chemicals 144A 9.00% 2/15/30 #	3,950,000	4,174,846
Olympus Water US Holding
144A 7.25% 6/15/31 #	750,000	733,300
144A 7.25% 2/15/33 #	4,000,000	3,819,945

Quikrete Holdings 144A 6.75% 3/1/33 #	3,985,000	4,050,414
Standard Building Solutions 144A 6.50% 8/15/32 #	4,030,000	4,035,650

2    NQ- IV093 [0326] 0526 (5459551)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

WR Grace Holdings 144A 7.00% 8/1/33 #	1,948,000	$ 1,893,514
		49,396,222
Capital Goods — 7.99%
Amentum Holdings 144A 7.25% 8/1/32 #	3,275,000	3,392,130
Arcosa 144A 6.875% 8/15/32 #	2,025,000	2,076,461
Bombardier
144A 7.25% 7/1/31 #	1,905,000	1,998,663
144A 8.75% 11/15/30 #	5,115,000	5,446,411

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	3,938,000	3,677,910
Esab 144A 6.25% 4/15/29 #	4,000,000	4,064,596
Goat Holdco 144A 6.75% 2/1/32 #	1,915,000	1,928,394
Lsf12 Helix Parent 144A 7.125% 2/1/33 #	2,710,000	2,614,896
Manitowoc 144A 9.25% 10/1/31 #	2,035,000	2,127,649
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	2,725,000	2,726,948
144A 9.25% 4/15/30 #	7,261,000	6,752,569
Sealed Air
144A 6.50% 7/15/32 #	1,445,000	1,516,650
144A 7.25% 2/15/31 #	975,000	1,023,019

Terex 144A 6.25% 10/15/32 #	3,885,000	3,913,917
Toucan FinCo 144A 9.50% 5/15/30 #	1,264,000	1,117,786
TransDigm
144A 6.625% 3/1/32 #	3,260,000	3,328,851
144A 6.875% 12/15/30 #	6,450,000	6,613,140
Trivium Packaging Finance
144A 8.25% 7/15/30 #	567,000	593,679
144A 12.25% 1/15/31 #	3,497,000	3,788,961

VoltaGrid 144A 7.375% 11/1/30 #	784,000	810,083
		59,512,713
Consumer Goods — 1.20%
Cerdia Finanz 144A 9.375% 10/3/31 #	4,105,000	4,086,650
Fiesta Purchaser
144A 7.875% 3/1/31 #	1,919,000	1,955,256
144A 9.625% 9/15/32 #	2,860,000	2,919,977
		8,961,883
Electric — 3.28%
California Buyer 144A 6.375% 2/15/32 #	2,768,000	2,706,203
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Lightning Power 144A 7.25% 8/15/32 #	4,895,000	$ 5,092,013
NRG Energy 144A 6.25% 11/1/34 #	4,090,000	4,125,940
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	8,040,905
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,690,935

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	730,000	768,869
		24,424,865
Energy — 9.40%
Archrock Partners 144A 6.625% 9/1/32 #	2,070,000	2,111,855
Crescent Energy Finance
144A 7.875% 4/15/32 #	3,855,000	3,941,340
144A 8.375% 1/15/34 #	1,749,000	1,829,926
Genesis Energy
6.75% 3/15/34	858,000	854,534
7.875% 5/15/32	940,000	967,326
8.875% 4/15/30	1,850,000	1,932,947

Gulfport Energy Operating 144A 6.75% 9/1/29 #	4,050,000	4,147,078
Hilcorp Energy I
144A 6.00% 2/1/31 #	2,248,000	2,186,465
144A 6.25% 4/15/32 #	2,665,000	2,581,155
144A 7.25% 2/15/35 #	4,015,000	4,005,864

Matador Resources 144A 6.25% 4/15/33 #	2,870,000	2,874,520
Nabors Industries
144A 8.875% 8/15/31 #	778,000	810,997
144A 9.125% 1/31/30 #	1,475,000	1,549,577

NGL Energy Operating 144A 8.375% 2/15/32 #	3,860,000	3,980,718
Noble Finance II 144A 8.00% 4/15/30 #	3,040,000	3,131,540
NuStar Logistics 6.375% 10/1/30	3,742,000	3,871,088
Permian Resources Operating
144A 7.00% 1/15/32 #	1,490,000	1,543,916
144A 9.875% 7/15/31 #	690,000	732,745

SESI 144A 7.875% 9/30/30 #	785,000	801,027
SM Energy
144A 7.00% 8/1/32 #	1,771,000	1,809,695
144A 9.625% 6/15/33 #	3,645,000	4,029,095

Sunoco 144A 7.25% 5/1/32 #	2,210,000	2,287,978
Transocean International
144A 7.875% 10/15/32 #	3,628,000	3,879,021
144A 8.50% 5/15/31 #	1,845,000	1,936,167

NQ- IV093 [0326] 0526 (5459551)    3

Consolidated schedule of investments
Nomura VIP High Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

USA Compression Partners 144A 7.125% 3/15/29 #	3,435,000	$ 3,516,637
Venture Global LNG 144A 9.875% 2/1/32 #	5,420,000	5,823,671
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	2,630,000	2,949,290
		70,086,172
Financial Services — 5.95%
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,708,245
Azorra Finance 144A 7.75% 4/15/30 #	4,195,000	4,324,273
Block 6.50% 5/15/32	2,955,000	2,983,829
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	3,927,000	3,747,884
Focus Financial Partners 144A 6.75% 9/15/31 #	3,930,000	3,906,799
FTAI Aviation Investors 144A 7.00% 6/15/32 #	3,990,000	4,093,465
Industrial F&B Investments III 144A 7.75% 2/11/33 #	847,000	856,531
Jefferies Finance 144A 6.625% 10/15/31 #	4,000,000	3,817,336
OneMain Finance
6.625% 5/15/29	2,811,000	2,817,243
7.125% 9/15/32	947,000	933,843
PennyMac Financial Services
144A 6.875% 5/15/32 #	1,915,000	1,849,923
144A 6.875% 2/15/33 #	2,800,000	2,681,411

Rocket 144A 6.375% 8/1/33 #	3,860,000	3,906,297
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	825,000	818,090
144A 7.125% 8/10/34 #, μ, ψ	2,900,000	2,852,512

UWM Holdings 144A 6.625% 2/1/30 #	1,129,000	1,065,852
		44,363,533
Healthcare — 5.49%
1261229 BC 144A 10.00% 4/15/32 #	1,705,000	1,747,095
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,935,769
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	4,051,475
CHS
144A 5.25% 5/15/30 #	1,600,000	1,508,996
144A 6.125% 4/1/30 #	978,000	851,422
144A 6.875% 4/15/29 #	980,000	943,414
144A 9.75% 1/15/34 #	2,840,000	2,951,095
DaVita
144A 3.75% 2/15/31 #	2,425,000	2,225,002
144A 4.625% 6/1/30 #	1,475,000	1,419,098

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

GENMAB 144A 7.25% 12/15/33 #	760,000	$ 796,211
Global Medical Response 144A 7.375% 10/1/32 #	2,238,000	2,325,942
IQVIA 144A 6.25% 6/1/32 #	2,000,000	2,033,482
LifePoint Health 144A 11.00% 10/15/30 #	1,730,000	1,862,726
Medline Borrower 144A 5.25% 10/1/29 #	2,925,000	2,901,010
National Mentor Holdings 144A 10.50% 12/15/30 #	552,000	570,187
Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	3,749,451
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	830,000	738,190
Radiology Partners 144A 8.50% 7/15/32 #	1,265,000	1,284,127
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	3,180,000	3,068,404
Surgery Center Holdings 144A 7.25% 4/15/32 #	4,010,000	3,943,527
		40,906,623
Insurance — 3.73%
Ardonagh Finco 144A 7.75% 2/15/31 #	4,595,000	4,652,240
Howden UK Refinance
144A 7.25% 2/15/31 #	2,540,000	2,563,358
144A 8.125% 2/15/32 #	2,325,000	2,180,536
HUB International
144A 7.25% 6/15/30 #	1,880,000	1,926,960
144A 7.375% 1/31/32 #	3,810,000	3,888,440

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,715,000	5,813,744
Panther Escrow Issuer 144A 7.125% 6/1/31 #	3,905,000	3,920,089
USI 144A 7.50% 1/15/32 #	2,845,000	2,885,994
		27,831,361
Leisure — 3.02%
Caesars Entertainment
144A 6.50% 2/15/32 #	1,900,000	1,879,400
144A 7.00% 2/15/30 #	2,675,000	2,709,334
Carnival
144A 5.875% 6/15/31 #	1,235,000	1,250,958
144A 6.125% 2/15/33 #	2,919,000	2,949,737

Life Time 144A 6.00% 11/15/31 #	4,075,000	4,109,466
Light & Wonder International 144A 7.25% 11/15/29 #	1,880,000	1,917,365
Lindblad Expeditions 144A 7.00% 9/15/30 #	773,000	789,694

4    NQ- IV093 [0326] 0526 (5459551)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	1,041,000	$ 1,066,411
Six Flags Entertainment 144A 8.625% 1/15/32 #	3,101,000	3,108,127
Voyager Parent 144A 9.25% 7/1/32 #	2,650,000	2,752,923
		22,533,415
Media — 8.95%
Advantage Sales & Marketing 144A 9.00% 11/15/30 #	1,846,202	1,375,420
AMC Networks 144A 10.50% 7/15/32 #	1,953,536	1,929,975
Arches Buyer 144A 6.125% 12/1/28 #	2,374,000	2,275,556
CCO Holdings
144A 4.50% 8/15/30 #	1,285,000	1,201,602
144A 4.75% 2/1/32 #	1,198,000	1,084,144
144A 6.375% 9/1/29 #	1,933,000	1,940,169
144A 7.00% 2/1/33 #	8,991,000	9,024,710

Cimpress 144A 7.375% 9/15/32 #	2,850,000	2,828,671
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	2,120,000	2,246,655
CMG Media 144A 8.875% 6/18/29 #	4,406,000	3,831,559
CSC Holdings
144A 4.50% 11/15/31 #	3,015,000	1,792,112
144A 5.00% 11/15/31 #	2,381,000	866,597

Cumulus Media New Holdings 144A 8.00% 7/1/29 #, ‡	3,871,000	580,650
Directv Financing 144A 8.875% 2/1/30 #	805,000	801,897
Gray Media
144A 5.375% 11/15/31 #	5,230,000	3,887,694
144A 7.25% 8/15/33 #	1,695,000	1,709,299

McGraw-Hill Education 144A 7.375% 9/1/31 #	4,808,000	4,911,406
Midcontinent Communications 144A 8.00% 8/15/32 #	3,855,000	3,595,307
Nexstar Media
144A 6.50% 9/15/33 #	2,565,000	2,586,095
144A 7.25% 4/15/34 #	742,000	744,995
OAK-Eagle Acquireco
144A 7.25% 7/1/33 #	1,817,878	1,884,675
144A 8.75% 7/1/34 #	1,188,000	1,244,485

Snap 144A 6.875% 3/1/33 #	3,965,000	3,747,283
Stagwell Global 144A 5.625% 8/15/29 #	4,180,000	3,983,153
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Univision Communications
144A 7.375% 6/30/30 #	4,225,000	$ 4,143,013
144A 9.375% 8/1/32 #	1,947,000	2,008,058

Versant Media Group 144A 7.25% 1/30/31 #	499,000	511,086
		66,736,266
Non-Electric Utilities — 0.17%
AmeriGas Partners 144A 9.50% 6/1/30 #	1,155,000	1,228,281
		1,228,281
Real Estate — 0.58%
Brandywine Operating Partnership 8.875% 4/12/29	720,000	731,618
Outfront Media Capital 144A 7.375% 2/15/31 #	745,000	777,242
RHP Hotel Properties 144A 7.25% 7/15/28 #	760,000	776,424
Service Properties Trust 8.875% 6/15/32	795,000	788,762
Starwood Property Trust 144A 6.50% 7/1/30 #	1,251,000	1,278,308
		4,352,354
Retail — 5.31%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	4,291,626
Bath & Body Works 6.875% 11/1/35	6,070,000	5,977,868
Beach Acquisition Bidco PIK 144A 10.00% 7/15/33 #, >>	2,803,769	2,988,095
Carvana PIK 144A 9.00% 6/1/30 #, >	1,501,650	1,563,162
eG Global Finance 144A 12.00% 11/30/28 #	690,000	738,622
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,583,364
144A 4.375% 1/15/31 #	1,271,000	1,195,377

Magnera 144A 7.25% 11/15/31 #	6,923,000	6,415,579
Michaels
144A 8.50% 3/15/33 #	1,895,000	1,846,770
144A 11.00% 3/15/34 #	805,000	750,528

Murphy Oil USA 4.75% 9/15/29	985,000	972,166
Petco Health & Wellness 144A 8.25% 2/1/31 #	835,000	834,428
PetSmart
144A 7.50% 9/15/32 #	1,150,000	1,156,457
144A 10.00% 9/15/33 #	770,000	769,098

Rakuten Group 144A 11.25% 2/15/27 #	1,440,000	1,492,097
Victra Holdings 144A 8.75% 9/15/29 #	4,890,000	5,079,111
NQ- IV093 [0326] 0526 (5459551)    5

Consolidated schedule of investments
Nomura VIP High Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

William Carter 144A 7.375% 2/15/31 #	1,900,000	$ 1,940,291
		39,594,639
Services — 3.59%
Albion Financing 1 144A 7.00% 5/21/30 #	1,895,000	1,938,162
Herc Holdings
144A 7.00% 6/15/30 #	1,260,000	1,292,866
144A 7.25% 6/15/33 #	865,000	887,137

QXO Building Products 144A 6.75% 4/30/32 #	959,000	979,010
Resideo Funding 144A 6.50% 7/15/32 #	3,412,000	3,366,029
S&S Holdings 144A 8.375% 10/1/31 #	2,040,000	1,801,664
Staples 144A 10.75% 9/1/29 #	3,825,000	3,540,379
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	1,553,000	1,586,891
Waste Pro USA 144A 7.00% 2/1/33 #	1,950,000	1,976,814
White Cap Supply Holdings 144A 7.375% 11/15/30 #	6,806,000	6,606,910
Williams Scotsman 144A 6.625% 4/15/30 #	2,725,000	2,770,205
		26,746,067
Technology & Electronics — 3.63%
Capstone Borrower 144A 8.00% 6/15/30 #	3,492,000	3,339,818
Cipher Compute 144A 7.125% 11/15/30 #	1,166,000	1,209,467
Cloud Software Group
144A 6.50% 3/31/29 #	1,950,000	1,904,283
144A 9.00% 9/30/29 #	3,730,000	3,601,795
Entegris
144A 4.75% 4/15/29 #	2,121,000	2,098,085
144A 5.95% 6/15/30 #	1,860,000	1,873,082

ION Platform Finance US 144A 7.875% 9/30/32 #	4,000,000	3,101,103
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	2,155,000	2,152,305
UKG 144A 6.875% 2/1/31 #	5,160,000	5,047,359
WULF Compute 144A 7.75% 10/15/30 #	1,504,000	1,590,202
Zebra Technologies 144A 6.50% 6/1/32 #	1,120,000	1,128,530
		27,046,029
Telecommunications — 6.02%
APLD ComputeCo 2 144A 6.75% 3/15/31 #	713,000	708,251
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Connect Finco 144A 9.00% 9/15/29 #	4,480,000	$ 4,712,019
CoreWeave 144A 9.00% 2/1/31 #	770,000	733,632
Digicel International Finance 144A 8.625% 8/1/32 #	1,965,000	2,000,912
Frontier Communications Holdings
5.875% 11/1/29	1,011,498	1,018,269
144A 6.00% 1/15/30 #	8,965,000	9,024,366
144A 6.75% 5/1/29 #	3,287,000	3,293,232

Iliad Holding 144A 8.50% 4/15/31 #	5,850,000	6,125,845
Rogers Communications 7.125% 4/15/55 μ	3,405,000	3,486,477
Sable International Finance 144A 7.125% 10/15/32 #	4,100,000	4,053,932
Uniti Services 144A 7.50% 10/15/33 #	4,035,000	4,197,880
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	3,770,000	3,618,431
VZ Secured Financing 144A 7.50% 1/15/33 #	1,965,000	1,853,975
		44,827,221
Transportation — 0.54%
Genesee & Wyoming 144A 6.25% 4/15/32 #	4,005,000	4,057,866
		4,057,866
Total Corporate Bonds (cost $618,051,596)		615,404,923

Loan Agreements — 5.06%
Automotive — 0.46%
Clarios Global 6.418% (SOFR01M + 2.75%) 1/28/32 •	1,502,450	1,500,572
Tenneco Tranche B 8.756% - 8.800% (SOFR02M + 5.10%) 11/17/28 •	2,010,000	1,962,681
		3,463,253
Basic Industry — 0.71%
Form Technologies 9.42% (SOFR03M + 5.75%) 7/19/30 •	1,758,710	1,605,922
Hunter Douglas Holding Tranche B-1 6.70% (SOFR03M + 3.00%) 1/17/32 •	1,824,314	1,819,069

6    NQ- IV093 [0326] 0526 (5459551)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Basic Industry (continued)
Usalco
7.168% (SOFR01M + 3.50%) 9/30/31 •	1,683,155	$ 1,681,051
7.176% (SOFR01M + 3.50%) 9/30/31 •	175,604	175,385
		5,281,427
Capital Goods — 0.33%
Clydesdale Acquisition Holdings Tranche B 6.918% (SOFR01M + 3.25%) 4/1/32 •	546,745	511,586
SunSource Borrower 7.768% (SOFR01M + 4.10%) 3/25/31 •	1,930,774	1,932,182
		2,443,768
Healthcare — 1.77%
Bausch & Lomb 7.418% (SOFR01M + 3.75%) 1/15/31 •	3,659,339	3,671,919
Cotiviti 7.625% 5/1/31	3,918,000	3,665,779
Heartland Dental 7.418% (SOFR01M + 3.75%) 8/25/32 •	5,875,662	5,866,314
		13,204,012
Leisure — 0.26%
Scientific Games Holdings 6.652% (SOFR03M + 3.00%) 4/4/29 •	1,979,402	1,952,494
		1,952,494
Media — 0.18%
DirectV Financing Tranche B 9.167% (SOFR03M + 5.50%) 2/17/31 •	1,037,000	1,039,431
Univision Communications 1st Lien 7.95% (SOFR03M + 4.25%) 6/24/29 •	337,499	336,796
		1,376,227
Retail — 0.29%
Flynn Restaurant Group 7.418% (SOFR01M + 3.75%) 1/28/32 •	2,193,840	2,158,190
		2,158,190
Technology & Electronics — 1.06%
Applied Systems 2nd Lien 8.20% (SOFR03M + 4.50%) 2/23/32 •	3,716,000	3,674,195
	Principalamount°	Value (US $)

Loan Agreements (continued)
Technology & Electronics (continued)
Clover Holdings 2 7.75% 12/9/31	4,446,400	$ 4,201,848
		7,876,043
Total Loan Agreements (cost $38,328,566)		37,755,414
	Number of shares
Common Stocks — 0.28%♣
Consumer Discretionary — 0.28%
ASG Warrant †, π	1,200	0
Studio City International Holdings ADR †	853,087	2,073,002
		2,073,002
Energy — 0.00%
BIS Industries Holdings =, †, π	1,604,602	7,877
Sabine Oil & Gas Holdings =, †	263	326
Westmoreland Coal =, †, π	573	429
		8,632
Financials — 0.00%
New Cotai =, †, π	3,072,567	0
		0
Total Common Stocks (cost $35,674,073)		2,081,634

Exchange-Traded Funds — 2.19%
Invesco Senior Loan ETF	424,157	8,657,044
iShares iBoxx High Yield Corporate Bond ETF	96,000	7,637,760
Total Exchange-Traded Funds (cost $16,497,774)		16,294,804

Short-Term Investments — 5.82%
Money Market Mutual Funds — 5.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	10,844,224	10,844,224
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	10,844,223	10,844,223
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	10,844,224	10,844,224
NQ- IV093 [0326] 0526 (5459551)    7

Consolidated schedule of investments
Nomura VIP High Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	10,844,224	$ 10,844,224
Total Short-Term Investments (cost $43,376,895)		43,376,895

Total Value of Securities—98.98% (cost $776,405,867)		737,688,927
Receivables and Other Assets Net of Liabilities—1.02%		7,569,988
Net Assets Applicable to 258,014,364 Shares Outstanding—100.00%		$745,258,915
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $573,813,675, which represents 77.00% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $3,639,950, which represented 0.49% of the Fund’s net assets. See Note 12 in “Notes to financial statements” and the table to the right for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$72,000	$0
BIS Industries Holdings	12/22/17	151,020	7,877
New Cotai	9/29/20	28,520,069	0
New Cotai PIK	2/7/22	3,975,305	3,631,644
Westmoreland Coal	3/15/19	430	429
Total		$32,718,824	$3,639,950
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar

8    NQ- IV093 [0326] 0526 (5459551)